Annual Total Returns - MML Series Investment Fund II	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MML VIP Barings Core Bond Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	7.85%	3.88%	6.70%	(15.01%)	0.81%	7.71%	9.81%	(0.44%)	4.69%	2.75%
MML VIP Barings Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	5.89%	2.72%	5.43%	(13.35%)	6.40%	11.11%	8.31%	(1.29%)	3.21%	5.21%
MML VIP Barings Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	5.96%	6.48%	6.94%	(7.79%)	2.01%	1.55%	4.45%	1.53%	2.55%	2.80%
MML VIP Barings U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	3.79%	4.79%	4.63%	1.22%	none	0.23%	1.71%	1.32%	0.36%	0.11%
MML VIP BlackRock Balanced Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.84%	14.64%	17.62%	(16.59%)	15.02%	12.87%	21.38%	(4.34%)	15.25%	9.42%
MML VIP BlackRock iShares 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	14.66%	10.91%	15.24%
MML VIP BlackRock iShares 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	17.14%	14.45%	18.64%
MML VIP Franklin Templeton Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	17.49%	19.39%	9.32%	(4.65%)	30.26%	3.03%	25.92%	(9.99%)	15.79%	12.59%
MML VIP Invesco Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.86%	12.94%	17.81%	(15.88%)	22.75%	20.70%	26.46%	(10.19%)	14.37%	18.21%